Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and chemicals transportation services.

As of
December 31, 2019,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are
100%
subsidiaries of the Company.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies (“SPC”) with vessels in operation during years ended December 31, 2017, 2018 and 2019	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy	July 2014
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution	March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence	May 2016
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet	July 2015
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution	January 2016
7	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance	February 2017
8	Astarte International Inc.	April 2017	Marshall Islands	M/T Eco Palm Desert	September 2018
9	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California	January 2019
10	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
11	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019
12	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019

	Wholly owned SPCs with vessels under construction during year ended December 31, 2019	Date of Incorporation	Country of Incorporation	Vessel	Scheduled delivery date
13	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020 ( delivered)
14	Santa Monica Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020 ( delivered)

As of
December 31, 2018
and
2019,
the Company was the owner of
50%
of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	City of Athens Pte. Ltd.	November 2016	Singapore	M/T Eco Holmby Hills	March 2018
2	Eco Nine Pte. Ltd.	March 2015	Singapore	M/T Eco Palm Springs	May 2018

On
February 20, 2017,
the Company acquired a
40%
ownership interest in Eco Seven Inc. (“Eco Seven”), a Marshall Islands corporation, from Malibu Shipmanagement Co. (“Malibu”), a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, an irrevocable trust established for the benefit of certain family members of Evangelos J. Pistiolis, the Company’s President, Chief Executive Officer and Director, for an aggregate purchase price of
$6,500,
pursuant to a share purchase agreement. On
March 30, 2017,
the Company acquired another
9%
ownership interest in Eco Seven from Malibu for an aggregate purchase price of
$1,500.
On
May 30, 2017,
the Company acquired an additional
41%
interest in Eco Seven from Malibu, for
$6,500,
increasing the Company’s interest to
90%.
The Company controls the board and management of Eco Seven and thus consolidates Eco Seven in its financial statements from
February 20, 2017
onwards. Eco Seven owns M/T Stenaweco Elegance, a
50,000
dwt product/chemical tanker that was delivered from Hyundai Vinashin Shipyard Co., Ltd of Vietnam (“Hyundai”) on
February 28, 2017.

On
March 30, 2017,
the Company, acquired a
49%
ownership interest in City of Athens Pte. Ltd (“City of Athens”) from Fly Free Company, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$4,200.
City of Athens was party to a newbuilding contract for the construction of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker delivered from Hyundai in
March 2018.
Furthermore on
March 30, 2017,
the Company, acquired a
49%
ownership interest in Eco Nine Pte. Ltd (“Eco Nine”) from Maxima International Co., a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$3,500.
Eco Nine was a party to a newbuilding contract for the construction of M/T Eco Palm Springs, a
50,000
dwt newbuilding product/chemical tanker delivered from Hyundai in
May 2018.
On
June 14, 2017
the Company acquired an additional
1%
interest in City of Athens and in Eco Nine for an aggregate consideration of
$157,
increasing the Company’s interest in both companies to
50%.
The Company accounts for these acquisitions as investments in unconsolidated joint ventures because the Company does not
have control over the
two
abovementioned companies, since they are jointly controlled by the two
partners pursuant to a joint venture agreement (Note
18
).

On
April 26, 2017,
the Company acquired a
100%
ownership interest in Astarte International Inc. (“Astarte”) from Indigo Maritime Ltd, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$6,000.
Astarte was party to a newbuilding contract for the construction of M/T Eco Palm Desert, a
50,000
dwt newbuilding product/chemical tanker delivered from Hyundai in
September 2018.

On
November 24, 2017,
the Company acquired all of the outstanding shares of
PCH77
Shipping Company Limited, a Marshall Islands company that owns M/T Eco California, a
50,000
dwt newbuilding product/chemical tanker delivered on
January 30, 2018
from Hyundai Mipo Dockyard Co., Ltd. in Korea from an entity affiliated with Evangelos J. Pistiolis. The Company paid
$3,600
for the outstanding shares.

On
January 31, 2018
the Company acquired:

a.
100%
of the issued and outstanding shares of PCH Dreaming Inc., a Marshall Islands company that had entered into a new building contract for a high specification
50,000
dwt Medium Range (“MR”) product/chemical tanker (M/T Eco Marina Del Ray or Hull
No
8242
) under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea and delivered in
March 2019.
The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer, for an aggregate purchase price of
$3,950.
The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the seller for a firm duration of one
year at a gross daily rate of
$16,000,
with a charterer’s option to extend for
two
additional years at
$17,000
and
$18,000,
respectively. In
June 2018
the Company cancelled without penalty the abovementioned time charter and entered into a new
5
year time charter with Cargill International SA (“Cargill”) at a gross daily rate of
$15,100.

b.
100%
of the issued and outstanding shares of South California Inc., a Marshall Islands company that had entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier (M/T Eco Bel Air or Hull
No
874
) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
April 2019.
The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$8,950.
The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,000,
with a charterer’s option to extend for
two
additional years at
$26,000
and
$27,000,
respectively. In
June 2018
the Company cancelled without penalty the abovementioned time charter and entered into a new
3
year time charter with BP Shipping Limited at a gross daily rate of
$24,500,
with a charterer’s option to extend for
two
additional years at
$28,000
and
$29,500,
respectively.
c.
100%
of the issued outstanding shares of Malibu Warrior Inc., a Marshall Islands company that had entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier (M/T Beverly Hills or Hull
No
875
) under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
May 2019.
The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$8,950.
The transaction specified that following its delivery, the vessel was going to enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,000,
with a charterer’s option to extend for
two
additional years at
$26,000
and
$27,000,
respectively. In
June 2018
the Company cancelled without penalty the abovementioned time charter and entered into a new
3
year time charter with BP Shipping Limited at a gross daily rate of
$24,500,
with a charterer’s option to extend for
two
additional years at
$28,000
and
$29,500,
respectively.
d.
10%
of the issued and outstanding shares of Eco Seven Inc., the owner of M/T Stena Elegance. The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$1,600.
As a result of the transaction the Company owns
100%
of the issued and outstanding shares of Eco Seven Inc.

On
December 18, 2019
the Company acquired
100%
of the issued and outstanding shares of Santa Catalina Inc. and Santa Monica Inc two
Marshall Islands companies that had entered into new building contracts for two
high specification
50,000
dwt Medium Range (“MR”) product/chemical tankers (M/T Eco Los Angeles and M/T Eco City of Angels) under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea and delivered in
February 2020.
The Company acquired the shares from an entity affiliated with the Company’s Chief Executive Officer, for an aggregate purchase price of
$14,350,
$7,515
of which was payable upon purchase of the vessel owning companies and another
$6,835
payable upon delivery of the vessels from the shipyard. The transaction specified that following each vessel’s delivery, each vessel was going to enter into a time charter with Trafigura Maritime Logistics Pte Ltd (“Trafigura”) for a firm duration of three
years at a gross daily rate of
$17,500,
with a charterer’s option to extend for
two
additional years at
$18,750
and
$20,000,
respectively. Both acquired companies had already advanced
$7,515
of shipyard installments and
$134
of capitalized expenses for the construction of said newbuilding vessels.
Each of the acquisitions was approved by a special committee of the Company’s board of directors, (the "Transaction Committee"), of which all of the directors were independent. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. In the course of its deliberations, the Transaction Committee hired and obtained a fairness opinion from an independent financial advisor.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders' equity for the twelve
months ended
December 31, 2018
and
2019
respectively. An analysis of the consideration paid is presented in the table below:

As of
December 31, 2018:

Consideration in cash	23,450
Less: Carrying value of net assets of companies acquired	1,190
Excess of consideration over acquired assets	22,260

As of
December 31, 2019:

Fair Value of consideration	14,350
Less: Carrying value of net assets of companies acquired	7,649
Excess of consideration over acquired assets	6,701

On
August 22, 2019
the Company effected a
1
-for-
20
reverse stock split of its common stock. There was
no
change in the number of authorized common shares of the Company. All numbers of share and earnings per share amounts in these financial statements have been retroactively adjusted to reflect this reverse stock split.